Quarterly Holdings Report
for
Fidelity Freedom® Blend 2035 Fund
June 30, 2023
FBF-Y35-NPRT1-0823
1.9892473.104
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.19% to 5.19% 7/27/23 (b) (Cost $3,008,767)	3,020,000	3,009,901

Domestic Equity Funds - 39.7%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	12,760,049	178,130,278
Fidelity Series Commodity Strategy Fund (c)	150,942	14,611,202
Fidelity Series Large Cap Growth Index Fund (c)	6,460,840	112,547,840
Fidelity Series Large Cap Stock Fund (c)	6,552,483	123,841,920
Fidelity Series Large Cap Value Index Fund (c)	15,903,719	230,126,808
Fidelity Series Small Cap Core Fund (c)	53,217	546,543
Fidelity Series Small Cap Opportunities Fund (c)	4,356,594	56,112,932
Fidelity Series Value Discovery Fund (c)	5,729,655	84,913,484
TOTAL DOMESTIC EQUITY FUNDS (Cost $712,442,446)		800,831,007

International Equity Funds - 34.9%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	3,385,394	48,275,715
Fidelity Series Emerging Markets Fund (c)	4,900,897	40,726,453
Fidelity Series Emerging Markets Opportunities Fund (c)	11,686,504	198,086,237
Fidelity Series International Growth Fund (c)	6,841,901	112,412,438
Fidelity Series International Index Fund (c)	4,070,655	46,690,418
Fidelity Series International Small Cap Fund (c)	2,114,991	34,326,298
Fidelity Series International Value Fund (c)	10,158,481	112,352,801
Fidelity Series Overseas Fund (c)	8,967,856	112,456,908
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $692,435,451)		705,327,268

Bond Funds - 24.0%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	222,131	1,754,835
Fidelity Series Corporate Bond Fund (c)	6,318,761	57,184,784
Fidelity Series Emerging Markets Debt Fund (c)	1,347,528	9,971,709
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	363,871	3,420,385
Fidelity Series Floating Rate High Income Fund (c)	213,967	1,917,148
Fidelity Series Government Bond Index Fund (c)	9,108,278	83,522,905
Fidelity Series High Income Fund (c)	1,262,997	10,343,943
Fidelity Series International Developed Markets Bond Index Fund (c)	6,533,398	56,056,557
Fidelity Series Investment Grade Bond Fund (c)	8,566,133	85,233,021
Fidelity Series Investment Grade Securitized Fund (c)	6,510,952	57,947,469
Fidelity Series Long-Term Treasury Bond Index Fund (c)	19,111,250	115,049,728
Fidelity Series Real Estate Income Fund (c)	294,801	2,824,194
TOTAL BOND FUNDS (Cost $545,561,852)		485,226,678

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (d)	2,451,555	2,452,046
Fidelity Series Government Money Market Fund 5.17% (c)(e)	6,702,011	6,702,011
Fidelity Series Short-Term Credit Fund (c)	36,606	351,781
Fidelity Series Treasury Bill Index Fund (c)	1,635,111	16,253,002
TOTAL SHORT-TERM FUNDS (Cost $25,769,323)		25,758,840

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,979,217,839)	2,020,153,694
NET OTHER ASSETS (LIABILITIES) - 0.0%	(357,353)
NET ASSETS - 100.0%	2,019,796,341

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	401	Sep 2023	45,018,516	(741,495)	(741,495)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	457	Sep 2023	48,941,844	(736,794)	(736,794)

TOTAL PURCHASED					(1,478,289)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	66	Sep 2023	14,811,225	(403,727)	(403,727)
ICE MSCI EAFE Index Contracts (United States)	94	Sep 2023	10,130,850	(75,183)	(75,183)
ICE MSCI Emerging Markets Index Contracts (United States)	354	Sep 2023	17,662,830	161,749	161,749

TOTAL SOLD					(317,161)

TOTAL FUTURES CONTRACTS					(1,795,450)
The notional amount of futures purchased as a percentage of Net Assets is 4.6%
The notional amount of futures sold as a percentage of Net Assets is 2.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,747,780.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	2,601,422	14,009,319	14,158,695	37,985	-	-	2,452,046	0.0%
Total	2,601,422	14,009,319	14,158,695	37,985	-	-	2,452,046

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,724,965	72,079	5,436	263	(92)	(36,681)	1,754,835
Fidelity Series Blue Chip Growth Fund	167,435,241	6,068,328	22,369,935	-	(1,693,271)	28,689,915	178,130,278
Fidelity Series Canada Fund	45,220,297	2,856,924	1,623,178	-	42,755	1,778,917	48,275,715
Fidelity Series Commodity Strategy Fund	12,998,962	1,976,333	40,767	-	(782)	(322,544)	14,611,202
Fidelity Series Corporate Bond Fund	50,148,289	7,750,111	149,033	525,593	417	(565,000)	57,184,784
Fidelity Series Emerging Markets Debt Fund	9,410,667	518,406	28,265	144,937	(5)	70,906	9,971,709
Fidelity Series Emerging Markets Debt Local Currency Fund	3,210,205	122,096	9,241	-	419	96,906	3,420,385
Fidelity Series Emerging Markets Fund	28,845,301	11,051,964	-	-	-	829,188	40,726,453
Fidelity Series Emerging Markets Opportunities Fund	193,665,695	-	1,191,645	-	13,097	5,599,090	198,086,237
Fidelity Series Floating Rate High Income Fund	1,790,476	112,910	5,436	41,088	3	19,195	1,917,148
Fidelity Series Government Bond Index Fund	73,862,647	11,487,593	221,280	511,650	1,286	(1,607,341)	83,522,905
Fidelity Series Government Money Market Fund 5.17%	5,452,580	2,317,981	1,068,550	63,897	-	-	6,702,011
Fidelity Series High Income Fund	9,496,626	861,364	29,352	146,526	62	15,243	10,343,943
Fidelity Series International Developed Markets Bond Index Fund	49,453,315	7,373,188	150,205	696,017	(1,800)	(617,941)	56,056,557
Fidelity Series International Growth Fund	104,964,664	4,318,074	1,205,065	-	(14,287)	4,349,052	112,412,438
Fidelity Series International Index Fund	43,524,309	2,573,916	841,583	-	30,685	1,403,091	46,690,418
Fidelity Series International Small Cap Fund	32,713,973	1,253,969	95,094	-	1,776	451,674	34,326,298
Fidelity Series International Value Fund	104,553,569	5,957,241	2,698,946	-	73,519	4,467,418	112,352,801
Fidelity Series Investment Grade Bond Fund	75,512,003	11,047,869	224,674	770,877	976	(1,103,153)	85,233,021
Fidelity Series Investment Grade Securitized Fund	51,722,250	7,164,785	153,768	501,629	556	(786,354)	57,947,469
Fidelity Series Large Cap Growth Index Fund	106,060,737	4,114,898	10,652,743	269,219	457,279	12,567,669	112,547,840
Fidelity Series Large Cap Stock Fund	116,270,170	4,252,356	4,980,761	-	227,084	8,073,071	123,841,920
Fidelity Series Large Cap Value Index Fund	216,849,086	12,135,853	8,295,757	-	(391,494)	9,829,120	230,126,808
Fidelity Series Long-Term Treasury Bond Index Fund	107,873,372	10,810,042	310,917	816,570	1,459	(3,324,228)	115,049,728
Fidelity Series Overseas Fund	104,861,267	4,446,088	1,659,385	-	75,868	4,733,070	112,456,908
Fidelity Series Real Estate Income Fund	3,206,212	183,754	591,367	51,099	(27,925)	53,520	2,824,194
Fidelity Series Short-Term Credit Fund	335,118	18,160	-	2,364	-	(1,497)	351,781
Fidelity Series Small Cap Core Fund	334,388	191,323	-	319	-	20,832	546,543
Fidelity Series Small Cap Opportunities Fund	53,216,560	2,841,609	2,869,015	-	(233,042)	3,156,820	56,112,932
Fidelity Series Treasury Bill Index Fund	13,646,894	4,728,281	2,110,863	173,526	(3,360)	(7,950)	16,253,002
Fidelity Series Value Discovery Fund	79,518,459	4,712,758	1,759,675	-	(7,599)	2,449,541	84,913,484
	1,867,878,297	133,320,253	65,341,936	4,715,574	(1,446,416)	80,281,549	2,014,691,747

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.